Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	41 months
Deposits Assets, Noncurrent	$ 32,000	$ 0
Outstanding purchase commitments for inventory components	56,375	39,433
Right-of-Use Asset	$ 1,060	1,025	$ 1,077
IIA [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable	3.50%
IIA [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued	$ 7,913	$ 7,597